INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Income before income taxes
Canada	(30,524)	10,570	(61,880)
United States	(33,205)	61,377	8,319
PRC including Hong Kong and Taiwan	173,266	178,050	204,632
Japan	28,164	27,555	29,335
Other	6,233	26,848	28,215
	143,934	304,400	208,621
Current tax
Canada	346	(1,846)	(3,420)
United States	(54,482)	(14,786)	(4,803)
PRC including Hong Kong and Taiwan	(7,383)	27,285	44,622
Japan	31,266	5,325	13,229
Other	(8,008)	2,397	7,057
	(38,261)	18,375	56,685
Deferred tax
Canada	(6,464)	12,117	(6,558)
United States	67,426	32,696	(2,412)
PRC including Hong Kong and Taiwan	23,452	2,653	(5,333)
Japan	(4,499)	(3,381)	(2,953)
Other	(703)	(491)	2,637
	79,212	43,594	(14,619)
Total income tax expense
Canada	(6,118)	10,271	(9,978)
United States	12,944	17,910	(7,215)
PRC including Hong Kong and Taiwan	16,069	29,938	39,289
Japan	26,767	1,944	10,276
Other	(8,711)	1,906	9,694
	40,951	61,969	42,066

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning balance	5,684	6,181	15,730
Addition for tax positions related to the current year	1,376	9,806	11
Reductions for tax positions from prior years/Statute of limitations expirations	(1,094)	—	(5,720)
Foreign exchange effect	215	(257)	536
Ending balance	6,181	15,730	10,557

Schedule of components of the deferred tax assets and liabilities

	At December 31,	At December 31,
	2018	2019
	$	$
Deferred tax assets:
Accrued warranty costs	9,424	8,326
Bad debt allowance	7,019	10,324
Inventory write-down	1,723	1,128
Future deductible expenses	26,973	20,731
Depreciation and impairment difference of property, plant and equipment and solar power systems	19,647	23,380
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	9,341	496
Deferred tax assets relating to sales of solar power systems	481	8,927
Net operating losses carry-forward	90,536	112,710
Unrealized foreign exchange loss and capital loss	9,471	7,064
Interest limitation	13,520	2,767
Others	13,947	26,415
Total deferred tax assets, gross	202,082	222,268
Valuation allowance	(76,522)	(70,627)
Total deferred tax assets, net of valuation allowance	125,560	151,641

Deferred tax liabilities:
Derivative assets	2,697	217
Depreciation difference of property, plant and equipment	1,212	18,789
Deferred profit of projects	4,108	—
Insurance recoverable	14,838	15,771
Unrealized foreign exchange gain	4,803	10,984
Others	12,513	8,380
Total deferred tax liabilities	40,171	54,141
Net deferred tax assets	85,389	97,500
Analysis as:
Deferred tax assets	121,087	153,963
Deferred tax liabilities	(35,698)	(56,463)
Net deferred tax assets	85,389	97,500

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning balance	71,469	65,399	76,522
Additions (Reversals)	(5,361)	11,051	(6,156)
Foreign exchange effect	(709)	72	261
Ending balance	65,399	76,522	70,627

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2017	2018	2019
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(18)%	(11)%	(1)%
Effect of different tax rate on earnings in other jurisdictions	(7)%	—%	3%
Effect of tax holiday	(2)%	(1)%	(4)%
Unrecognized tax provision	—%	4%	(3)%
Change in valuation allowance	(6)%	7%	(3)%
Effect of change in tax rate	39%	(3)%	(1)%
Others	(5)%	(3)%	2%
	28%	20%	20%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2017	2018	2019
	(In Thousands of
	U.S. Dollars, except
	per share data)
The aggregate amount	2,850	3,089	7,956
Per share — basic	0.05	0.05	0.13
Per share — diluted	0.05	0.05	0.13